UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-01403)

Exact name of registrant as specified in charter:	Putnam Global Equity Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2014

Date of reporting period:	July 31, 2014

Item 1. Schedule of Investments:

Putnam Global Equity Fund

The fund's portfolio
7/31/14 (Unaudited)

COMMON STOCKS (98.9%)(a)
		Shares	Value

Aerospace and defense (1.2%)

General Dynamics Corp.		44,100	$5,149,557

Northrop Grumman Corp.		46,200	5,695,074

			10,844,631
Airlines (1.1%)

American Airlines Group, Inc.(NON)		112,500	4,370,625

Spirit Airlines, Inc.(NON)		83,100	5,436,402

			9,807,027
Auto components (0.5%)

Faurecia (France)		130,756	4,604,704

			4,604,704
Automobiles (1.2%)

Nissan Motor Co., Ltd. (Japan)		532,300	5,249,098

Toyota Motor Corp. (Japan)		100,000	5,915,844

			11,164,942
Banks (6.0%)

Bank of America Corp.		399,600	6,093,900

Bank of Ireland (Ireland)(NON)		16,577,614	5,874,058

Credicorp, Ltd. (Peru)		36,800	5,443,456

Grupo Financiero Banorte SAB de CV (Mexico)		782,300	5,204,484

Metro Bank PLC (acquired 1/15/14, cost $2,776,744) (Private) (United Kingdom)(F)(RES)(NON)		130,448	2,817,734

Natixis (France)		1,110,047	7,134,051

TSB Banking Group PLC (United Kingdom)(NON)		885,497	4,275,654

UniCredit SpA (Italy)		1,196,856	9,325,056

Unione di Banche Italiane ScpA (Italy)		552,073	4,530,597

Zions Bancorp.		172,300	4,965,686

			55,664,676
Beverages (0.7%)

Britvic PLC (United Kingdom)		538,664	6,353,927

			6,353,927
Biotechnology (2.5%)

Celgene Corp.(NON)		113,300	9,874,095

Gilead Sciences, Inc.(NON)		91,500	8,376,825

Vertex Pharmaceuticals, Inc.(NON)		58,600	5,210,126

			23,461,046
Building products (1.0%)

Assa Abloy AB Class B (Sweden)		88,038	4,314,082

Fortune Brands Home & Security, Inc.		124,571	4,707,538

			9,021,620
Capital markets (3.3%)

Carlyle Group LP (The)		228,300	7,620,654

Charles Schwab Corp. (The)		260,100	7,217,775

E*Trade Financial Corp.(NON)		195,100	4,101,002

Morgan Stanley		350,900	11,348,106

			30,287,537
Chemicals (4.5%)

Air Products & Chemicals, Inc.		28,300	3,734,185

Axiall Corp.		107,729	4,614,033

Huntsman Corp.		158,200	4,121,110

Monsanto Co.		116,100	13,129,749

Solvay SA (Belgium)		35,975	5,808,842

Tronox, Ltd. Class A		196,481	5,214,606

Wacker Chemie AG (Germany)		48,506	5,630,310

			42,252,835
Commercial services and supplies (0.3%)

Regus PLC (United Kingdom)		1,073,287	3,144,401

			3,144,401
Communications equipment (0.7%)

Alcatel-Lucent ADR (France)		1,951,100	6,692,273

			6,692,273
Construction and engineering (0.9%)

Abengoa SA Class B (Spain)(S)		717,294	3,782,981

Mota-Engil SGPS SA (Portugal)		776,127	4,836,042

			8,619,023
Construction materials (1.2%)

Cemex SAB de CV ADR (Mexico)(NON)(S)		394,368	4,953,262

HeidelbergCement AG (Germany)		78,899	5,878,170

			10,831,432
Consumer finance (1.1%)

Ally Financial, Inc.(F)(NON)		188,170	4,320,383

Credit Saison Co., Ltd. (Japan)		310,300	6,145,206

			10,465,589
Containers and packaging (1.3%)

MeadWestvaco Corp.		141,600	5,918,880

Sealed Air Corp.		182,600	5,865,112

			11,783,992
Diversified financial services (3.2%)

Challenger, Ltd. (Australia)		969,560	7,161,902

CME Group, Inc.		146,900	10,861,786

Eurazeo SA (France)		53,975	4,056,720

ING Groep NV GDR (Netherlands)(NON)		627,446	8,126,155

			30,206,563
Diversified telecommunication services (1.3%)

Iliad SA (France)		16,142	4,423,350

Koninklijke (Royal) KPN NV (Netherlands)(NON)		1,350,369	4,291,145

Telecom Italia SpA RSP (Italy)		3,991,082	3,723,110

			12,437,605
Electronic equipment, instruments, and components (0.7%)

Hitachi, Ltd. (Japan)		830,000	6,461,425

			6,461,425
Energy equipment and services (2.0%)

Aker Solutions ASA (Norway)		258,352	3,795,420

Ezion Holdings, Ltd. (Singapore)		5,693,200	9,770,645

Halliburton Co.		74,500	5,139,755

			18,705,820
Food and staples retail (0.5%)

Seven & I Holdings Co., Ltd. (Japan)		99,800	4,165,070

			4,165,070
Health-care equipment and supplies (0.5%)

St. Jude Medical, Inc.		74,000	4,824,060

			4,824,060
Health-care providers and services (2.5%)

Capital Senior Living Corp.(NON)		215,853	5,318,618

Catamaran Corp.(NON)		168,200	7,651,418

LifePoint Hospitals, Inc.(NON)		80,600	5,780,632

Universal Health Services, Inc. Class B		41,700	4,445,220

			23,195,888
Hotels, restaurants, and leisure (3.2%)

Dalata Hotel Group, Ltd. (Ireland)(NON)		970,458	4,001,401

Grand Korea Leisure Co., Ltd. (South Korea)		103,120	4,261,995

Hilton Worldwide Holdings, Inc.(NON)		172,271	4,170,681

NH Hotel Group SA (Spain)(NON)(S)		721,925	3,897,317

Thomas Cook Group PLC (United Kingdom)(NON)		4,138,337	8,501,130

TUI Travel PLC (United Kingdom)		855,870	5,216,008

			30,048,532
Household durables (4.9%)

Coway Co., Ltd. (South Korea)		73,255	6,311,287

Haier Electronics Group Co., Ltd. (China)		1,417,000	4,057,661

Hovnanian Enterprises, Inc. Class A(NON)(S)		868,200	3,472,800

Panasonic Corp. (Japan)		593,000	7,167,475

Persimmon PLC (United Kingdom)		174,745	3,666,851

PulteGroup, Inc.		237,100	4,184,815

Standard Pacific Corp.(NON)		470,135	3,544,818

Taylor Morrison Home Corp. Class A(NON)		204,973	3,644,420

Techtronic Industries Co. (Hong Kong)		1,579,500	4,755,038

Whirlpool Corp.		35,200	5,020,928

			45,826,093
Independent power and renewable electricity producers (0.9%)

Abengoa Yield PLC (United Kingdom)(NON)		107,000	3,871,260

NRG Energy, Inc.		145,000	4,489,200

			8,360,460
Industrial conglomerates (1.3%)

Toshiba Corp. (Japan)		2,706,000	12,050,132

			12,050,132
Insurance (5.5%)

Admiral Group PLC (United Kingdom)		199,854	4,907,323

American International Group, Inc.		233,023	12,112,536

Assured Guaranty, Ltd.		244,600	5,459,472

Genworth Financial, Inc. Class A(NON)		430,500	5,639,550

Hartford Financial Services Group, Inc. (The)		444,400	15,180,704

Prudential PLC (United Kingdom)		342,591	7,888,821

			51,188,406
Internet and catalog retail (0.7%)

Bigfoot GmbH (acquired 8/2/13, cost $857,248) (Private) (Brazil)(F)(RES)(NON)		39	561,907

Groupon, Inc.(NON)(S)		679,100	4,393,777

Zalando AG (acquired 9/30/13, cost $1,479,680) (Private) (Germany)(F)(RES)(NON)		66	1,465,738

			6,421,422
Internet software and services (4.6%)

Facebook, Inc. Class A(NON)		191,600	13,919,740

Google, Inc. Class C(NON)		26,902	15,377,183

Telecity Group PLC (United Kingdom)		438,073	5,830,793

Yahoo!, Inc.(NON)		210,400	7,534,424

			42,662,140
IT Services (2.1%)

Computer Sciences Corp.		76,400	4,766,596

Visa, Inc. Class A(S)		68,500	14,454,185

			19,220,781
Leisure products (0.8%)

Brunswick Corp.		108,500	4,375,805

Sega Sammy Holdings, Inc. (Japan)		173,600	3,448,642

			7,824,447
Machinery (0.1%)

Mota-Engil Africa (Rights) (Portugal)(F)(NON)		687,645	792,801

			792,801
Media (4.2%)

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)(S)		449,899	6,579,856

Comcast Corp. Class A		182,100	9,784,233

DISH Network Corp. Class A(NON)		77,400	4,787,964

Global Mediacom Tbk PT (Indonesia)		24,840,500	4,117,132

Liberty Global PLC Ser. A (United Kingdom)(NON)		111,500	4,638,400

Mediaset SpA (Italy)(NON)		1,085,000	4,303,299

Numericable Group SA (France)(NON)(S)		87,792	4,858,690

			39,069,574
Multi-utilities (0.6%)

Veolia Environnement SA (France)		317,411	5,593,031

			5,593,031
Multiline retail (0.3%)

Mitra Adiperkasa Tbk PT (Indonesia)		6,510,800	2,908,858

			2,908,858
Oil, gas, and consumable fuels (5.9%)

BG Group PLC (United Kingdom)		444,518	8,769,945

Cabot Oil & Gas Corp.		109,400	3,604,730

Gaztransport Et Technigaz SA (France)		61,170	3,851,804

Genel Energy PLC (United Kingdom)(NON)		383,851	6,448,022

Kodiak Oil & Gas Corp.(NON)		523,400	8,133,636

Marathon Oil Corp.		129,500	5,018,125

Origin Energy, Ltd. (Australia)		281,302	3,709,926

Royal Dutch Shell PLC Class A (United Kingdom)		374,976	15,429,021

			54,965,209
Paper and forest products (0.4%)

Boise Cascade Co.(NON)		147,500	4,152,125

			4,152,125
Personal products (0.8%)

Asaleo Care, Ltd. (Australia)(NON)		2,081,012	3,461,652

Coty, Inc. Class A		253,100	4,330,541

			7,792,193
Pharmaceuticals (7.3%)

Allergan, Inc.		28,100	4,660,662

Astellas Pharma, Inc. (Japan)		879,500	11,807,380

AstraZeneca PLC (United Kingdom)		173,088	12,610,398

Bristol-Myers Squibb Co.		172,500	8,731,950

Impax Laboratories, Inc.(NON)		204,700	4,787,933

Jazz Pharmaceuticals PLC(NON)		34,000	4,750,820

Novartis AG (Switzerland)		58,547	5,110,532

Sanofi (France)		72,846	7,642,978

Valeant Pharmaceuticals International, Inc.(NON)		67,300	7,900,347

			68,003,000
Professional services (0.5%)

Experian PLC (United Kingdom)		260,421	4,449,663

			4,449,663
Real estate investment trusts (REITs) (1.7%)

Altisource Residential Corp.		142,647	3,307,984

Gaming and Leisure Properties, Inc.(S)		143,144	4,819,658

Hibernia REIT PLC (Ireland)(NON)		5,788,046	8,157,865

			16,285,507
Real estate management and development (1.7%)

Forestar Group, Inc.(NON)(S)		226,018	4,226,537

Howard Hughes Corp. (The)(NON)		39,700	5,773,174

RE/MAX Holdings, Inc. Class A		201,057	5,890,970

			15,890,681
Semiconductors and semiconductor equipment (4.3%)

Applied Materials, Inc.		323,200	6,774,272

ASML Holding NV (Netherlands)		57,138	5,395,952

Inotera Memories, Inc. (Taiwan)(NON)		3,042,000	5,150,211

Micron Technology, Inc.(NON)		459,300	14,031,615

Samsung Electronics Co., Ltd. (South Korea)		6,797	8,856,176

			40,208,226
Software (0.9%)

Electronic Arts, Inc.(NON)		132,300	4,445,280

Fidessa Group PLC (United Kingdom)		108,002	3,805,125

			8,250,405
Specialty retail (2.6%)

Home Depot, Inc. (The)		73,600	5,950,560

Industria de Diseno Textil (Inditex) SA (Spain)		281,250	8,196,352

Lowe's Cos., Inc.		131,100	6,273,135

Sears Hometown and Outlet Stores, Inc.(NON)		98,500	1,867,560

Tile Shop Holdings, Inc.(NON)(S)		209,582	2,118,874

			24,406,481
Thrifts and mortgage finance (0.7%)

Radian Group, Inc.(S)		492,700	6,237,582

			6,237,582
Tobacco (2.7%)

Japan Tobacco, Inc. (Japan)		431,100	15,041,658

Philip Morris International, Inc.		119,800	9,824,798

			24,866,456
Trading companies and distributors (0.6%)

Mitsubishi Corp. (Japan)		281,600	5,939,658

			5,939,658
Wireless telecommunication services (1.4%)

SoftBank Corp. (Japan)		123,000	8,720,467

Vodafone Group PLC ADR (United Kingdom)		131,881	4,381,087

			13,101,554

Total common stocks (cost $819,104,612)			$921,511,503

SHORT-TERM INVESTMENTS (4.7%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)	Shares	30,733,412	$30,733,412

Putnam Short Term Investment Fund 0.05%(AFF)	Shares	12,056,736	12,056,736

U.S. Treasury Bills with an effective yield of 0.10%, July 23, 2015(SEGSF)		$241,000	240,732

U.S. Treasury Bills with an effective yield of 0.08%, May 28, 2015(SEGSF)		110,000	109,922

U.S. Treasury Bills with an effective yield of 0.05%, January 15, 2015(SEGSF)		120,000	119,971

U.S. Treasury Bills with an effective yield of 0.05%, November 20, 2014(SEGSF)		270,000	269,971

U.S. Treasury Bills with effective yields ranging from 0.04% to 0.13%, December 11, 2014(SEGSF)		470,000	469,924

U.S. Treasury Bills with effective yields ranging from 0.03% to 0.11%, October 16, 2014(SEGSF)		71,000	70,997

Total short-term investments (cost $44,071,628)			$44,071,665

TOTAL INVESTMENTS

Total investments (cost $863,176,240)(b)			$965,583,168

FORWARD CURRENCY CONTRACTS at 7/31/14 (aggregate face value $183,826,322) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	British Pound	Sell	9/17/14	$13,442,503	$13,499,021	$56,518
	Hong Kong Dollar	Buy	8/20/14	7,245,140	7,243,973	1,167
	Japanese Yen	Sell	8/20/14	2,890,211	2,842,890	(47,321)
	Singapore Dollar	Sell	8/20/14	2,683,447	2,666,752	(16,695)
	Swedish Krona	Buy	9/17/14	3,434,265	3,535,309	(101,044)
	Swiss Franc	Buy	9/17/14	10,588,470	10,712,444	(123,974)
Citibank, N.A.
	Australian Dollar	Buy	10/15/14	4,640,560	4,724,826	(84,266)
	Canadian Dollar	Buy	10/15/14	3,419,090	3,496,571	(77,481)
	Danish Krone	Buy	9/17/14	5,085,940	5,159,741	(73,801)
	Euro	Sell	9/17/14	10,000,886	10,176,193	175,307
	Japanese Yen	Sell	8/20/14	5,626,152	5,633,783	7,631
Credit Suisse International
	Australian Dollar	Buy	10/15/14	1,560,509	1,588,903	(28,394)
	Canadian Dollar	Buy	10/15/14	3,551,931	3,632,209	(80,278)
	Swiss Franc	Buy	9/17/14	12,150,642	12,292,551	(141,909)
Deutsche Bank AG
	Australian Dollar	Buy	10/15/14	2,701,090	2,750,641	(49,551)
	British Pound	Sell	9/17/14	5,035,411	4,928,205	(107,206)
	Canadian Dollar	Buy	10/15/14	1,971,474	2,016,481	(45,007)
	Euro	Sell	9/17/14	6,893,455	7,073,512	180,057
Goldman Sachs International
	Australian Dollar	Buy	10/15/14	903,199	919,758	(16,559)
HSBC Bank USA, National Association
	British Pound	Sell	9/17/14	2,187,086	2,169,920	(17,166)
	Canadian Dollar	Buy	10/15/14	2,345,921	2,399,015	(53,094)
	Euro	Sell	9/17/14	9,054,984	9,197,665	142,681
JPMorgan Chase Bank N.A.
	Canadian Dollar	Buy	10/15/14	5,193,728	5,261,649	(67,921)
	Euro	Buy	9/17/14	4,248,194	4,335,087	(86,893)
	Norwegian Krone	Sell	9/17/14	254,950	164,933	(90,017)
	Singapore Dollar	Sell	8/20/14	2,848,096	2,830,038	(18,058)
	Swedish Krona	Buy	9/17/14	4,275,381	4,404,624	(129,243)
State Street Bank and Trust Co.
	Canadian Dollar	Buy	10/15/14	2,643,555	2,703,221	(59,666)
	Euro	Sell	9/17/14	12,105,765	12,341,767	236,002
	Israeli Shekel	Buy	10/15/14	2,403,541	2,401,255	2,286
	Japanese Yen	Sell	8/20/14	6,093,042	6,088,758	(4,284)
UBS AG
	British Pound	Sell	9/17/14	6,274,350	6,222,545	(51,805)
	Canadian Dollar	Buy	10/15/14	734,977	751,594	(16,617)
	Swiss Franc	Buy	9/17/14	8,181,700	8,298,889	(117,189)
WestPac Banking Corp.
	British Pound	Sell	9/17/14	6,936,602	6,881,191	(55,411)
	Canadian Dollar	Buy	10/15/14	2,080,512	2,127,152	(46,640)
	Euro	Sell	9/17/14	332,667	353,256	20,589

Total						$(985,252)

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/14 (Unaudited)

		Upfront		Payments	Total return
Swap counterparty/		premium	Termination	received (paid) by	received by	Unrealized
Notional amount		received (paid)	date	fund per annum	or paid by fund	depreciation

JPMorgan Chase Bank N.A.
baskets	36,877	$—	7/16/15	(3 month USD-LIBOR-BBA plus 30 bp)	A basket (JPCMPTMD) of common stocks	$(54,665)

Total		$—	$(54,665)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2013 through July 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures , references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $931,410,452.
(b)	The aggregate identified cost on a tax basis is $864,080,328, resulting in gross unrealized appreciation and depreciation of $140,318,110 and $38,815,270, respectively, or net unrealized appreciation of $101,502,840.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $4,845,379, or 0.5% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$13,240,517	$207,868,110	$209,051,891	$5,494	$12,056,736

	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $30,733,412, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $29,370,347.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $2,179,396 to cover certain derivatives contracts and the settlement of certain securities.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	51.2%
	United Kingdom	12.5
	Japan	9.9
	France	5.2
	Spain	2.4
	Italy	2.3
	South Korea	2.1
	Ireland	1.9
	Netherlands	1.9
	Australia	1.5
	Germany	1.4
	Mexico	1.1
	Singapore	1.0
	Indonesia	0.8
	Belgium	0.6
	Portugal	0.6
	Peru	0.6
	Taiwan	0.6
	Switzerland	0.5
	Hong Kong	0.5
	Sweden	0.5
	Other	0.9

	Total	100.0%
	⌂Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to gain exposure to a basket of securities.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,286,676 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,021,547 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$68,228,770	$102,018,638	$2,027,645
Consumer staples	17,616,991	25,560,655	—
Energy	21,896,246	51,774,783	—
Financials	135,780,670	77,628,137	2,817,734
Health care	82,312,706	37,171,288	—
Industrials	25,359,196	38,516,959	792,801
Information technology	87,995,568	35,499,682	—
Materials	51,703,062	17,317,322	—
Telecommunication services	4,381,087	21,158,072	—
Utilities	8,360,460	5,593,031	—
Total common stocks	503,634,756	412,238,567	5,638,180
Short-term investments	12,056,736	32,014,929	—

Totals by level	$515,691,492	$444,253,496	$5,638,180

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(985,252)	$—
Total return swap contracts	—	(54,665)	—

Totals by level	$—	$(1,039,917)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$822,238	$1,807,490
Equity contracts	—	54,665

Total	$822,238	$1,862,155

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$273,500,000
OTC total return swap contracts (notional)		$1,200,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Total return swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Forward currency contracts#	57,685	182,938	—	180,057	—	142,681	—	238,288	—	20,589	822,238

	Total Assets	$ 57,685	$182,938	$—	$180,057	$—	$142,681	$—	$238,288	$—	$20,589	$822,238

	Liabilities:
	OTC Total return swap contracts*#	—	—	—	—	—	—	54,665	—	—	—	54,665
	Forward currency contracts#	289,034	235,548	250,581	201,764	16,559	70,260	392,132	63,950	185,611	102,051	1,807,490

	Total Liabilities	$289,034	$235,548	$250,581	$201,764	$16,559	$70,260	$446,797	$63,950	$185,611	$102,051	$1,862,155

	Total Financial and Derivative Net Assets	$(231,349)	$ (52,610)	$(250,581)	$(21,707)	$(16,559)	$72,421	$(446,797)	$174,338	$(185,611)	$(81,462)	$(1,039,917)
	Total collateral received (pledged)##†	$(231,349)	$(52,610)	$(139,972)	$(19,996)	$—	$—	$(269,853)	$—	$(149,973)	$—
	Net amount	$—	$—	$(110,609)	$(1,711)	$(16,559)	$72,421	$(176,944)	$174,338	$(35,638)	$(81,462)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Equity Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 26 2014